Stockholders' Deficit (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Nov. 08, 2011
Stockholders Deficit (Textual)
Number of shares to be purchased from issuance of warrants	2,300,000	979,167
Warrants, exercise price	$ 0.17	$ 0.17
Number of additional shares to be purchased from issuance of warrants	0.08
Common stock, shares authorized	600,000,000	600,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	387,968,434	299,331,673
Number of common shares issued for conversion of debt	36,935,195	23,696,276
Conversion of notes payable into common stock	$ 1,081,410	$ 1,055,591
Common stock issued for services, shares	34,067,872	20,040,322
Common stock issued for services	1,707,576	1,911,003
Common stock shares issued for cash	6,670,001	32,473,667
Gross proceeds from common shares issued	400,200	1,821,040
Common shares issued for cash, share price	$ 0.06	$ 0.06
Warrants issued to purchase common stock	3,334,999	16,236,833
Warrant expiration period	5 years	5 years
Finder fees		125,000
Warrant issued to purchase common stock one	22,500,000	2,125,000
Options and warrants granted to officers and employees	14,365,000
Options and warrants granted vested period	5 years
Other options and warrants granted vested period	2 years
Weighted average grant-date fair value of options and warrants	831,670
Option granted to officers	1,583,200
Option excercise repriced	$ 0.10
Compensation expense related to fair value amendments of option	36,542
Convertible debentures issued to group of institutional and accredited investors	$ 1,025,000
Interest rate on convertible redeemable note	8.00%		12.00%
8% Convertible Debentures
Stockholders Deficit (Textual)
Risk free rate of return, minimum	0.66%
Risk free rate of return, maximum	1.03%
Volatility rate, minimum	170.00%
Volatility rate, maximum	174.00%
Dividend yield	0.00%
Number of shares to be purchased from issuance of warrants	2,700,000
Warrants, exercise price	$ 0.10
Number of additional shares to be purchased from issuance of warrants	2,300,000
Exercise price of additional warrants issued	$ 0.08
Option and Warrant [Member]
Stockholders Deficit (Textual)
Risk free rate of return, minimum	0.44%
Risk free rate of return, maximum	2.24%
Volatility rate, minimum	152.00%
Volatility rate, maximum	190.00%
Dividend yield	0.00%
Maximum [Member]
Stockholders Deficit (Textual)
Expected term	5 years
Option excercise price	$ 0.25
Minimum [Member]
Stockholders Deficit (Textual)
Expected term	2 years
Option excercise price	$ 0.15